Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net Income	$ 4,267,542	$ 2,625,817	$ 3,831,758
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	195,187	324,345	24,227
Depreciation and amortization	243,905	233,353	159,352
Deferred tax benefit	(47,802)	(84,246)	(8,053)
Non-cash lease expense	107,139	89,977	86,047
Loss from disposal of property and equipment		19,300	21,596
Changes in assets and liabilities:
Accounts receivable	(9,259,862)	(5,672,992)	(6,123,120)
Advance to suppliers	1,440,794	(2,531,334)	(630,184)
Amounts due from related parties		153,586	(158,279)
Prepaid expenses and other current assets	(1,504,345)	(44,002)	395,198
Other non-current assets	268,433	(252,816)
Accounts payable	(1,130,593)	49,588	2,166,329
Deferred revenue	(275,888)	1,762,730	(247,929)
Taxes payable	1,592,715	721,743	1,376,248
Accrued liabilities and other payables	(52,007)	54,234	14,057
Due to a related party	225,000
Operating lease liability	(107,550)	(54,112)	(86,047)
Net cash provided by (used in) operating activities	(4,037,332)	(2,604,829)	821,200
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(1,716)	(11,436)
Proceed from disposal of property and equipment		4,977	20,957
Purchase of intangible asset			(2,086,819)
Net cash (used in) provided by investing activities		3,261	(2,077,298)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	6,341,729	1,838,833	1,905,209
Repayments of short-term bank loans	(3,472,851)	(1,981,799)	(316,930)
Proceeds from long-term bank loans	1,811,922
Repayments of long-term bank loans			(89,195)
Proceeds from issuance of shares		3,817,842
Payment for deferred offering costs	(729,977)	(409,743)
Net cash provided by financing activities	3,950,823	3,265,133	1,499,084
Effect of exchange rate changes	47,349	40,083	(16,984)
Net increase (decrease) in cash	(39,160)	703,648	226,002
Cash at beginning of year	1,359,137	655,489	429,487
Cash at end of year	1,319,977	1,359,137	655,489
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	34,765	17,408	45,805
Interest expense paid	$ 235,361	$ 126,095	$ 122,153